Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Gross revenue	$ 1,784,345	$ 1,503,993	$ 1,296,509
Reimbursable expenses	(448,287)	(388,987)	(350,780)
Net revenue	1,336,058	1,115,006	945,729
Costs and expenses:
Direct costs	845,413	717,750	611,923
Selling, general and administrative	313,931	280,780	255,864
Depreciation and amortization	46,514	42,823	38,682
Restructuring and other items, net (Note 14)	9,033	5,636	9,817
Total costs and expenses	1,214,891	1,046,989	916,286
Income from operations	121,167	68,017	29,443
Interest income	986	1,151	1,194
Interest expense	(1,288)	(1,947)	(1,642)
Income before provision for income taxes	120,865	67,221	28,995
Provision for income taxes (Note 13)	(18,053)	(11,801)	(6,115)
Net income	$ 102,812	$ 55,420	$ 22,880
Net income per ordinary share:
Basic	$ 1.69	$ 0.92	$ 0.38
Diluted	$ 1.65	$ 0.92	$ 0.37
Weighted average number of ordinary shares outstanding:
Basic (Note 2 (u))	60,907,274	59,968,174	60,379,338
Diluted (Note 2 (u))	62,253,251	60,450,706	61,070,686